Label	Element	Value
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Ifrs Cumulative Effect Of New Accounting Principle In Period Of Adoption	san_IfrsCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	€ 0
Accumulated Other Comprehensive Income Attributable To Owners Of Parent [Member] | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Ifrs Cumulative Effect Of New Accounting Principle In Period Of Adoption	san_IfrsCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	0
Other reserves [member] | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Ifrs Cumulative Effect Of New Accounting Principle In Period Of Adoption	san_IfrsCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	€ 0